Schedule III - Supplementary Insurance Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	$ 5,351.6		$ 3,656.3
Future Policy Benefits and Contract Owner Account Balances	84,006.7		86,055.7
Unearned Premiums	(0.6)	[1]	(0.7)
Net Investment Income	4,689.0		4,697.9		4,968.8
Premium and Fee Income	5,622.6		5,376.5		5,373.6
Interest Credited and Other Benefits to Contract Owners	4,497.8		4,861.6		5,742.0
Amortization of DAC and VOBA	442.8		722.3		387.0
Other Operating Expense	2,686.7		3,155.0		3,030.8
Premiums Written (Excluding Life)	587.0		589.5		575.3
Retirement Solutions | Retirement [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	1,415.3		712.4
Future Policy Benefits and Contract Owner Account Balances	28,748.3		27,924.0
Unearned Premiums	0	[1]	0	[1]
Net Investment Income	1,809.4		1,764.2	[2],[3]	1,733.7	[2],[3]
Premium and Fee Income	765.6		719.9		721.7
Interest Credited and Other Benefits to Contract Owners	848.8		842.2		826.2
Amortization of DAC and VOBA	45.9		160.1		149.5
Other Operating Expense	1,112.2		1,058.1	[2],[3]	1,095.6	[2],[3]
Premiums Written (Excluding Life)	0		0		0
Retirement Solutions | Annuities
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	591.7		260.7
Future Policy Benefits and Contract Owner Account Balances	22,675.5		23,100.8
Unearned Premiums	0	[1]	0	[1]
Net Investment Income	1,271.1		1,365.7	[2],[3]	1,494.6	[2],[3]
Premium and Fee Income	81.4		71.4		63.9
Interest Credited and Other Benefits to Contract Owners	755.5		861.0		978.0
Amortization of DAC and VOBA	114.4		269.0		(159.4)
Other Operating Expense	127.0		124.6	[2],[3]	126.7	[2],[3]
Premiums Written (Excluding Life)	0		0		0
Insurance Solutions | Individual Life [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	2,752.9		2,127.6
Future Policy Benefits and Contract Owner Account Balances	18,314.1		17,807.5
Unearned Premiums	(0.1)	[1]	0	[1]
Net Investment Income	931.9		936.1	[2],[3]	1,009.5	[2],[3]
Premium and Fee Income	1,866.9		1,870.5		1,810.0
Interest Credited and Other Benefits to Contract Owners	2,059.6		2,063.3		1,872.5
Amortization of DAC and VOBA	193.0		211.3		328.6
Other Operating Expense	358.3		433.1	[2],[3]	332.9	[2],[3]
Premiums Written (Excluding Life)	0		0		0.1
Insurance Solutions | Employee Benefits [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	99.2		99.2
Future Policy Benefits and Contract Owner Account Balances	2,036.6		2,031.6
Unearned Premiums	(0.4)	[1]	(0.5)	[1]
Net Investment Income	118.3		127.3	[2],[3]	143.7	[2],[3]
Premium and Fee Income	1,148.9		1,140.6		1,125.2
Interest Credited and Other Benefits to Contract Owners	903.5		892.1		917.7
Amortization of DAC and VOBA	16.8		13.5		15.9
Other Operating Expense	236.0		236.2	[2],[3]	229.3	[2],[3]
Premiums Written (Excluding Life)	587.0		589.5		575.2
Investment Management
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	2.5		2.2
Future Policy Benefits and Contract Owner Account Balances	0		0
Unearned Premiums	0	[1]	0	[1]
Net Investment Income	(60.8)		(89.0)	[2],[3]	(123.9)	[2],[3]
Premium and Fee Income	552.0		493.6		529.3
Interest Credited and Other Benefits to Contract Owners	0		0		0
Amortization of DAC and VOBA	4.4		3.0		4.1
Other Operating Expense	493.2		465.6	[2],[3]	463.8	[2],[3]
Premiums Written (Excluding Life)	0		0		0
Corporate
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	0.8		0.9
Future Policy Benefits and Contract Owner Account Balances	85.0		104.1
Unearned Premiums	0	[1]	0	[1]
Net Investment Income	336.0		275.0	[2],[3]	222.8	[2],[3]
Premium and Fee Income	(163.2)		(163.0)		(169.5)
Interest Credited and Other Benefits to Contract Owners	10.5		(6.5)		78.4
Amortization of DAC and VOBA	0.2		6.5		(7.5)
Other Operating Expense	(194.6)		317.4	[2],[3]	234.8	[2],[3]
Premiums Written (Excluding Life)	0		0		0
Closed Blocks | Variable Annuity
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	489.0		453.1
Future Policy Benefits and Contract Owner Account Balances	3,824.7		5,243.1
Unearned Premiums	0	[1]	0	[1]
Net Investment Income	97.7		52.7	[2],[3]	85.8	[2],[3]
Premium and Fee Income	1,366.4		1,235.9		1,280.7
Interest Credited and Other Benefits to Contract Owners	(51.8)		113.6		890.2
Amortization of DAC and VOBA	67.5		58.3		55.2
Other Operating Expense	467.5		450.3	[2],[3]	413.8	[2],[3]
Premiums Written (Excluding Life)	0		0		0
Closed Blocks | Institutional Spread Products
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	0.2		0.2
Future Policy Benefits and Contract Owner Account Balances	2,602.1		3,664.4
Unearned Premiums	0	[1]	0	[1]
Net Investment Income	187.0		233.3	[2],[3]	372.4	[2],[3]
Premium and Fee Income	2.4		2.4		2.4
Interest Credited and Other Benefits to Contract Owners	62.8		67.4		89.0
Amortization of DAC and VOBA	0.6		0.6		0.6
Other Operating Expense	10.0		11.5	[2],[3]	11.3	[2],[3]
Premiums Written (Excluding Life)	0		0		0
Closed Blocks | Other
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	0		0
Future Policy Benefits and Contract Owner Account Balances	5,720.4		6,180.2
Unearned Premiums	(0.1)	[1]	(0.2)	[1]
Net Investment Income	(1.6)		32.6	[2],[3]	30.2	[2],[3]
Premium and Fee Income	2.2		5.2		9.9
Interest Credited and Other Benefits to Contract Owners	(91.1)		28.5		90.0
Amortization of DAC and VOBA	0		0		0
Other Operating Expense	77.1		58.2	[2],[3]	122.6	[2],[3]
Premiums Written (Excluding Life)	$ 0		$ 0		$ 0

[1]	Represents unearned premiums associated with short-duration products of the Company's accident and health business.
[2]	Includes the elimination of intercompany transactions between the Company and its consolidated investment entities, primarily the elimination of the Company's management fees expensed by the funds, recorded as operating revenues before the Company's consolidation of its consolidated investment entities and eliminated in the Investment Management segment.
[3]	Includes the elimination of certain intersegment revenues and expenses that have been recorded on an arm's length basis, primarily consisting of asset-based management and administration fees, which have been charged by Investment Management and eliminated in the Corporate segment.